Net Income Per Share Attributable to Common Stockholders	6 Months Ended
Jun. 30, 2014
Net Income Per Share Attributable to Common Stockholders

12. Net Income Per Share Attributable to Common Stockholders

Basic earnings per share is computed by dividing net income attributable to common stockholders by the weighted average number of common shares outstanding during the period without consideration for common stock equivalents. Diluted net income per share attributable to common stockholders is computed by dividing net income by the weighted average number of common shares outstanding during the period and potentially dilutive common stock equivalents, except in cases where the effect of the common stock equivalent would be antidilutive. Potential common stock equivalents consist of common stock issuable upon exercise of stock options using the treasury stock method and common stock issuable upon conversion of the Series A Preferred Stock. Upon the closing of the IPO, all shares of the Company’s then-outstanding convertible Series A Preferred Stock automatically converted into an aggregate of 19,284,113 shares of common stock.

The following tables present the calculation of basic and diluted net income per share attributable to common stockholders for the periods presented:

	For the Year Ended December 31, 2011
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except per share data)
Net income	$15,211
Preferred stock tax distributions	(334)

Basic EPS
Net income attributable to common stockholders	14,877	31,320	$0.48

Effect of Dilutive Securities
Preferred Stock	334	11,185
Stock options	—	—

Diluted EPS
Net income attributable to common stockholders	$15,211	42,505	$0.36

	For the Year Ended December 31, 2012
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except per share data)
Net income	$7,919
Preferred stock tax distributions	(402)

Basic EPS
Net income attributable to common stockholders	7,517	31,320	$0.24

Effect of Dilutive Securities
Preferred Stock	402	11,185
Stock options	—	161

Diluted EPS
Net income attributable to common stockholders	$7,919	42,666	$0.19

	For the Year Ended December 31, 2013
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except per share data)
Net income	$6,747
Preferred stock tax distributions	(1,073)

Basic EPS
Net income attributable to common stockholders	5,674	40,681	$0.14

Effect of Dilutive Securities
Preferred Stock	1,073	14,390
Stock options	—	1,574

Diluted EPS
Net income attributable to common stockholders	$6,747	56,645	$0.12

	For the Six Months Ended June 30, 2013			For the Six Months Ended June 30, 2014
	Income (Numerator)	Shares (Denominator)	Per Share Amount	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except per share data)
	(unaudited)
Net income	$3,079			$7,045
Preferred stock tax distributions	(648)			(320)

Basic EPS
Net income attributable to common stockholders	2,431	31,368	$0.08	6,725	66,626	$0.10

Effect of Dilutive Securities
Preferred Stock	648	11,186		320	9,960
Stock options	—	802		—	3,268

Diluted EPS
Net income attributable to common stockholders	$3,079	43,356	$0.07	$7,045	79,854	$0.09

For the years ended December 31, 2011, 2012, and 2013, 3,857,500, 1,330,521, and 477,452 shares of common stock underlying stock options, respectively, were excluded from the calculation of diluted net income per share attributable to common stockholders because their effect would have been antidilutive. For the six months ended June 30, 2013 and 2014, 328,750 shares (unaudited) and 140,283 shares (unaudited) of common stock underlying stock options, respectively, were excluded because their effect would have been antidilutive.

Pro Forma Net Income per Share Attributable to Common Stockholders

Pro forma basic and diluted net income per share were computed to give effect to the conversion of the convertible preferred stock (using the if-converted method) into common stock as though the conversion had occurred on the dates of issuance and to give effect to the provision for income taxes during the period when the Company was a pass through entity for tax purposes.

The following table presents the calculation of pro forma basic and diluted net income per share attributable to common stockholders.

	Six Months Ended June 30, 2013	Year Ended December 31, 2013
	(in thousands, except per share data)
	(unaudited)
Net income attributable to common stockholders	$2,431	$5,674
Dividends on preferred stock	648	1,073

Pro forma net income	$3,079	$6,747
Weighted average shares used to compute basic net income per share attributable to common stockholders	31,368	40,681
Adjustment for assumed conversion of preferred stock to common stock	11,186	14,390

Weighted average shares used to compute diluted net income per share	42,554	55,071
Dilutive effect of stock options	802	1,574

Weighted average shares used to compute diluted pro forma net income per share	43,356	56,645

Pro forma net income per share attributable to common stockholders:
Basic	$0.06	$0.12
Diluted	$0.07	$0.12